OPTIMUM SMALL-MID CAP GROWTH FUND
Optimum Small-Mid Cap Growth Fund

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
OPTIMUM SMALL-MID CAP GROWTH FUND Institutional Class	158	525	917	2,016

OPTIMUM FUND TRUST

Optimum Small-Mid Cap Growth Fund

Supplement to the Fund’s Institutional Class
Statutory Prospectus dated July 29, 2011 (the “Prospectus”)

The following replaces the expense example in the Prospectus under the “Example” section:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Institutional Class
1 year	$158
3 years	$525
5 years	$917
10 years	$2,016

Please keep this Supplement for future reference.

This Supplement is dated May 23, 2012.

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 23, 2012
Entity Registrant Name	dei_EntityRegistrantName	OPTIMUM FUND TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001227523
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 23, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 23, 2012
Prospectus Date	rr_ProspectusDate	Jul 29, 2012
OPTIMUM SMALL-MID CAP GROWTH FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	158
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	525
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	917
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,016
OPTIMUM SMALL-MID CAP GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Optimum Small-Mid Cap Growth Fund
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Supplement [Text Block]	dgprx_SupplementTextBlock

OPTIMUM FUND TRUST

Optimum Small-Mid Cap Growth Fund

Supplement to the Fund’s Institutional Class
Statutory Prospectus dated July 29, 2011 (the “Prospectus”)

The following replaces the expense example in the Prospectus under the “Example” section:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Institutional Class
1 year	$158
3 years	$525
5 years	$917
10 years	$2,016

Please keep this Supplement for future reference.

This Supplement is dated May 23, 2012.

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.